Other Receivables, Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2020
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Other Receivables, Prepayments and Other Current Assets
28	OTHER RECEIVABLES, PREPAYMENTS AND OTHER CURRENT ASSETS
Other receivables, which are measured at amortized cost, are expected to be recovered within one year. They primarily include utilities deposits, rental deposits, short-term loans and short-term debt investments. Among which, short-term loans granted to China Tower through China Mobile Finance were RMB2,500 million (as of December 31, 2019: RMB7,450 million), and other short-term loans granted to banks, other financial institutions and other third parties as well as short-term debt investments purchased through China Mobile Finance were RMB34,335 million (as of December 31, 2019: RMB11,464 million). The interest rates of short-term loans are mutually agreed among the parties with reference to the market interest rates.
Prepayments and other current assets primarily consist of prepayments amounting to RMB8,385 million (as of December 31, 2019: RMB7,527 million), including maintenance prepayments, power and utilities prepayments etc., and prepaid value-added tax and input value-added tax to be deducted and certified amounting to RMB17,173 million (as of December 31, 2019: RMB18,551 million), etc.
As of December 31, 2020 and 2019, there were no significant overdue amounts for other receivables.